EXPLANATORY NOTE

This filing relates to the U.S. Total Dividend Fund, U.S. High Dividend Fund, U.S. Dividend ex-Financials Fund, U.S. LargeCap Dividend Fund, U.S. MidCap Dividend Fund, U.S. SmallCap Dividend Fund, U.S. Quality Dividend Growth Fund, U.S. SmallCap Quality Dividend Growth Fund, U.S. Total Earnings Fund, U.S. Earnings 500 Fund, U.S. MidCap Earnings Fund, U.S. SmallCap Earnings Fund, U.S. LargeCap Value Fund, International Equity Fund, International High Dividend Fund, International LargeCap Dividend Fund, International MidCap Dividend Fund, International SmallCap Dividend Fund, International Dividend ex-Financials Fund, International Quality Dividend Growth Fund, Europe Quality Dividend Growth Fund, Europe SmallCap Dividend Fund, Japan SmallCap Dividend Fund, Australia Dividend Fund, Japan Hedged Equity Fund, Japan Hedged Quality Dividend Growth Fund, Japan Hedged SmallCap Equity Fund, Japan Hedged Financials Fund, Japan Hedged Real Estate Fund, Japan Hedged Capital Goods Fund, Japan Hedged Health Care Fund, Global ex-U.S. Hedged Dividend Fund, Global ex-U.S. Hedged Real Estate Fund, Europe Hedged Equity Fund, Europe Hedged SmallCap Equity Fund, United Kingdom Hedged Equity Fund, Germany Hedged Equity Fund, International Hedged Quality Dividend Growth Fund, Global High Dividend Fund, Global ex-U.S. Quality Dividend Growth Fund, Global ex-U.S. Real Estate Fund, Asia Pacific ex-Japan Fund, Emerging Markets High Dividend Fund, Emerging Markets SmallCap Dividend Fund, Emerging Markets Consumer Growth Fund, Emerging Markets Quality Dividend Growth Fund, Emerging Markets ex-State-Owned Enterprises Fund, India Earnings Fund, Middle East Dividend Fund, and China ex-State-Owned Enterprises Fund (the “Funds”), each a separate series of WisdomTree Trust (the “Trust”). The sole purpose of the filing is to file as an Exhibit to the Trust’s Registration Statement, risk/return summary information in interactive data format for the Funds.

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase